Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
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Cash and Cash Equivalents
15. CASH AND CASH EQUIVALENTS

	2023		2022	2021
Cash and banks (1)	230		369	223
Short-term investments	797	(2)	68	94	(2)
Financial assets at fair value with changes in results (3)	96		336	294

	1,123		773	611

(1)	Includes balances granted as collateral. See Note 34.e).
(2)	Includes 727 of BCRA bills as of December 31, 2023. Additionally, it includes 45 and 10 of term deposits and other investments with the BNA as of December 31, 2023 and 2021, respectively.
(3)	See Note 6.